Export Sales (Tables)	12 Months Ended
Jul. 01, 2012
Export Sales [Abstract]
Summary of export sales

	2012	2011	2010
Export Sales	$102,022	$103,232	$79,144
Percent of Net Sales	37%	40%	38%